Lease - Lease term and discount rate (Details)	Mar. 31, 2023	Dec. 31, 2022
Lease
Weighted-average remaining lease term (years) Operating leases	7 years 8 months 1 day	7 years 9 months 25 days
Weighted-average discount rate Operating leases	4.39%	4.39%